Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Summary of consolidated statements of financial position
The Group’s debt consists of interest-bearing borrowings from financial institutions, related parties and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 30 June 2024 and 31 December 2023 are as follows:

	30 June 2024	31 December 2023
Senior Bonds	550,429	549,411
2022 Convertible Bonds	236,677	155,914
Aztiq Convertible Bond	95,437	80,663
Alvogen Facility	83,329	76,556
Other borrowings	90,041	97,615
Total outstanding borrowings, net of debt issue costs	1,055,913	960,159
Less: current portion of borrowings	(999,036)	(38,025)
Total non-current borrowings	56,877	922,134

Summary of movements in the group's outstanding borrowings
Movements in the Group’s outstanding borrowings during the six months ended 30 June 2024 are as follows:

2024
Borrowings, net at 1 January	960,159
Accretion/derecognition of borrowings discount	13,127
Loss on remeasurement of bonds	63,127
Proceeds from new borrowings	67,500
Repayments of borrowings	(75,059)
Accrued interest	28,646
Amortization of deferred debt issue costs	762
Foreign currency exchange difference	(2,349)
Borrowings, net at 30 June	1,055,913

Schedule of maturities of outstanding borrowings
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 30 June 2024 are as follows:

30 June 2024
Within one year	999,036
Within two years	5,523
Within three years	5,736
Within four years	5,970
Thereafter	39,648
1,055,913